VAT AND OTHER TAXES PAYABLE	12 Months Ended
Dec. 31, 2020
VAT AND OTHER TAXES PAYABLE
VAT AND OTHER TAXES PAYABLE

NOTE 7 – VAT AND OTHER TAXES PAYABLE

VAT and other taxes payable consisted of the following as of December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019

VAT payable	$162,034	$107,146
Surcharge and fees	21,339	312
Income tax payable	23,979	204
Total VAT and Other Taxes Payable	$207,352	$107,662

In May  2016, the business tax has been incorporated into VAT in China, which means there will be no more business or sales tax and accordingly some business operations previously taxed in the name of business tax will be taxed in the manner of VAT thereafter. The Company and subsidiaries are generally subject to a  6% VAT rate for its commission income.

Surcharge and fees payable include urban maintenance and construction tax payable, additional education tax payable, and local education tax payable.